LONG-TERM DEBT - Narrative (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 23, 2024
Debt Instrument [Line Items]
Interest expense	$ 875,000	$ 391,000	$ 2,247,000	$ 949,000
Term Note And 8.00% Convertible Note | Secured Debt
Debt Instrument [Line Items]
Interest expense	$ 233,000
12% Secured Term Notes, due January 23, 2026 | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount					$ 1,600,000
Interest rate (as percent)					12.00%
8% Secured Convertible Notes, due January 23, 2026 | Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount					$ 6,400,000
Interest rate (as percent)					8.00%
Conversion price (dollars per share)					$ 0.15